__________________ 23945 Calabasas Road, Ste.115 Calabasas, California 91302 WILLIAM B. BARNETT wbarnett@wbarnettlaw.com	Barnett & Linn Attorneys at Law	__________________ TELEPHONE: (818) 436-6410 FACSIMILE: (818) 223-8303

December 14, 2011

Alexandra M. Ledbetter, Attorney-Advisor

SECURITIES AND EXCHANGE COMMISSION

Division of Corporation Finance

100 F Street NE

Washington D.C. 20549

Re:	New Western Energy Corporation (“Registrant”)
Amendment No. 3 to Registration Statement on Form 10
Filed on October 26, 2011
Current Reports on Form 8-K Furnished on October 17, 2011,
October 27, 2011 and November 14, 2011.
File No. 0-54343

Dear Ms. Ledbetter:

In answer to your letter of December 14, 2011 and our telephone conversation on December 1, 2011, please be advised as follows:

Current Reports on Form 10 Furnished on October 17, 2011, October 27, 2011 and November 12, 2011

1. In response to your comment we are filing herewith Amendments to our Form 8-K filings on October 17, 2011, October 27, 2011 and November 12, 2011, respectively, setting forth the information required by Item 1.01 of Form 8-K.

We believe that we have responded to all of your comments fairly and reasonably. Please contact the undersigned as soon as possible should you have any further questions or comments.

Thank you in advance for your courtesies and cooperation.

Very truly yours,
Barnett & Linn

William B. Barnett

WBB: scc

cc/ Javan Khazali, President